Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Shares Options Granted During Period, SCL Equity Plan (Details) - 2019 SCL Equity Plan [Member] - Share options [Member]	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Expected volatility	43.70%	0.00%	0.00%
Expected life (years) | yr	7.2	0	0
Risk-free annual interest rate	2.70%	0.00%	0.00%
Expected dividends	0.00%	0.00%	0.00%
Weighted average share price at the date of grant (US$)	$ 2,280	$ 0	$ 0
Weighted average exercise price (US$)	2,280	0	0
Weighted average fair value of each share option granted by the Company (US$)	$ 1,130	$ 0	$ 0